UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	July 1, 2018 to July 31, 2018

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466
Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01
Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2015-1, Class A	|__|	|__|	|_X_|	___________
Series 2015-1, Class B	|__|	|__|	|_X_|	___________
Series 2015-3, Class A	|__|	|__|	|_X_|	___________
Series 2015-3, Class B	|__|	|__|	|_X_|	___________
Series 2015-4, Class A	|__|	|__|	|_X_|	___________
Series 2015-4, Class B	|__|	|__|	|_X_|	___________
Series 2016-1, Class A	|__|	|__|	|_X_|	___________
Series 2016-1, Class B	|__|	|__|	|_X_|	___________
Series 2016-2, Class A	|__|	|__|	|_X_|	___________
Series 2016-2, Class B	|__|	|__|	|_X_|	___________
Series 2016-2, Class C	|__|	|__|	|_X_|	___________
Series 2016-3, Class A	|__|	|__|	|_X_|	___________
Series 2016-3, Class B	|__|	|__|	|_X_|	___________
Series 2017-1, Class A	|__|	|__|	|_X_|	___________
Series 2017-1, Class B	|__|	|__|	|_X_|	___________
Series 2017-1, Class C	|__|	|__|	|_X_|	___________
Series 2017-2, Class A	|__|	|__|	|_X_|	___________
Series 2017-2, Class B	|__|	|__|	|_X_|	___________
Series 2017-2, Class C	|__|	|__|	|_X_|	___________
Series 2018-1, Class A	|__|	|__|	|_X_|	___________
Series 2018-1, Class B	|__|	|__|	|_X_|	___________
Series 2018-1, Class C	|__|	|__|	|_X_|	___________
Series 2018-2, Class A	|__|	|__|	|_X_|	___________
Series 2018-2, Class B	|__|	|__|	|_X_|	___________
Series 2018-2, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: [ X ] No: [__]

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11 and 99.12.

Trust Performance
	Jul-18	Jun-18	May-18	3-Month Avg
Gross Trust Yield	25.40%	24.76%	24.87%	25.01%
Gross Charge-Off Rate	6.04%	5.76%	6.34%	6.05%
Gross Charge-Off Rate Excluding Fraud	5.88%	5.55%	6.14%	5.86%
Net Charge Off excluding Fraud	5.01%	4.73%	5.26%	5.00%
Trust excess spread percentage	15.31%	14.88%	14.74%	14.98%
Payment Rate	14.91%	14.58%	14.32%	14.60%

Delinquency Data
1-29 Days Delinquent	2.74%	2.88%	2.59%	2.74%
30-59 Days Delinquent	0.82%	0.78%	0.77%	0.79%
60-89 Days Delinquent	0.58%	0.59%	0.57%	0.58%
90-119 Days Delinquent	0.49%	0.47%	0.52%	0.49%
120-149 Days Delinquent	0.42%	0.47%	0.46%	0.45%
150-179 Days Delinquent	0.39%	0.41%	0.41%	0.40%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$10.6	$10.8	$10.8	$10.7

Charge-offs are executed on charge-off cycle dates which occur on various days during each distribution period. The number of different charge-off cycle dates in each distribution period varies based on such factors as the calendar and the timing of billing cycles. As a result, the amount of charged-off receivables can vary between distribution periods with no corresponding change in the performance of the trust portfolio. The following table sets forth the number of different charge-off cycle dates for each distribution period ending in the months indicated. Each distribution period ending in or prior to April 2017 began on the 22nd day of the previous calendar month and ended on the 21st day of the calendar month indicated below. The distribution period ending in May 2017 began on April 22, 2017 and ended on May 31, 2017. Each distribution period ending after May 2017 begins on the first calendar day and ends on the last calendar day of the calendar month indicated below.

	2017		2018
January	26		29
February	32		28
March	25		25
April	29		30
May	38	*	28
June	27		26
July	28		30
August	28		28
September	26		28
October	30		29
November	28		27
December	28		28

* The May 2017 distribution period began on April 22, 2017 and ended on May 31, 2017.

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period July 1, 2018 through July 31, 2018. The most recent Form ABS-15G filed by the Securitizer was filed on February 12, 2018. The CIK number of the Securitizer is 0001226006.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Nothing to report.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits

(a)	The exhibits listed below are filed as a part of this report.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for August 15, 2018 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for August 15, 2018 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for August 15, 2018 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for August 15, 2018 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for August 15, 2018 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-1, for August 15, 2018 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for August 15, 2018 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-3, for August 15, 2018 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2017-1, for August 15, 2018 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2017-2, for August 15, 2018 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2018-1, for August 15, 2018 Payment Date.
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2018-2, for August 15, 2018 Payment Date.

(b)	See (a) above for the exhibits filed in response to Item 601 of Regulations S-K.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: August 15, 2018	By: /s/ Andrew Lee
Name: Andrew Lee
Title: Vice President